Financial instruments and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Financial Instruments and Fair Value Measurements

		Fair Value at December 31, 2021
	Total	Level 1	Level 2	Level 3

Money market funds (a)	$193,243	$193,243	$-	$-
Marketable securities (a)	9,323	9,323	-	-
Trade receivables (b)	13,645	-	13,645	-
Commodity put options (c)	109	-	109	-

	$216,320	$202,566	$13,754	$-

		Fair Value at December 31, 2020
	Total	Level 1	Level 2	Level 3

Money market funds (a)	$667,542	$667,542	$-	$-
Marketable securities (a)	6,379	6,379	-	-
Trade receivables (b)	50,459	-	50,459	-

	$724,380	$673,921	$50,459	$-

(a)	The Company’s money market funds and marketable securities are classified within level 1 of the fair value hierarchy as they are valued using quoted market prices in active markets.

(b)	Trade receivables from provisionally priced concentrate sales are included in level 2 of the fair value hierarchy as the basis of valuation uses quoted commodity prices.

(c)
In 2021 the Company purchased copper and gold put options to establish a synthetic copper and gold price floor in order to provide increased certainty around the Company’s liquidity horizon. During the year ended December 31, 2021 the Company recognized a realized loss of $23.9 million and an unrealized loss of $5.9 million within Other income (
expenses
) in the consolidated statement of income, and a financial asset of $0.1 million within current Other financial assets in the consolidated balance sheet as at December 31, 2021. Commodity put options are included in level 2 of the fair value hierarchy as the basis of valuation uses quoted prices.

Summary of contractual maturities of financial liabilities
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments. Interest payments on variable interest rate loans reflect interest rates at the reporting date and these amounts may change as market interest rates change. Refer to additional disclosures around liquidity risk in Note 1.

		Between 1

At December 31, 2021	Less than 1 year	and 5 years	After 5 years	Total	Carrying amount

Non-derivative Financial Liabilities
Trade and other payables	$384,488	$-	$-	$384,488	$384,488
Expected lease liability	10,727	20,752	306	31,785	25,435
Borrowings	564,742	3,059,498	1,373,049	4,997,289	4,157,344
Total	$959,957	$3,080,250	$1,373,355	$5,413,562	$4,567,267

		Between 1

At December 31, 2020	Less than 1 year	and 5 years	After 5 years	Total	Carrying amount

Non-derivative Financial Liabilities
Trade and other payables	$390,059	$-	$-	$390,059	$390,059
Expected lease liability	1,121	19,631	205	20,957	16,868
Borrowings	204,035	2,935,929	2,048,916	5,188,880	4,184,911
Total	$595,215	$2,955,560	$2,049,121	$5,599,896	$4,591,838